Securities Act File No. 333-11283

Investment Company Act File Act No. 811-07797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 87	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 86	☒

(Check appropriate box or boxes)

SUNAMERICA SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

Senior Vice President and General Counsel

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (Date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box;

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 87 to the Registration Statement of SunAmerica Series, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 86 on Form N-1A filed on April 3, 2017.  This PEA No. 87 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 86 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 24th day of April 2017.

SUNAMERICA SERIES, INC.
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

	Signatures	Titles	Date

	/s/ John T. Genoy	President (Principal Executive Officer)	April 24, 2017
John T. Genoy

	/s/ Gregory R. Kingston	Treasurer (Principal Financial	April 24, 2017
	Gregory R. Kingston	and Accounting Officer)

	*	Director	April 24, 2017
Richard W. Grant

	*	Director	April 24, 2017
Stephen J. Gutman

	*	Director	April 24, 2017
William F. Devin

	*	Director	April 24, 2017
Dr. Judith L. Craven

	*	Director	April 24, 2017
Peter A. Harbeck

*By:	/s/ Thomas D. Peeney		April 24, 2017
Thomas D. Peeney

*  Pursuant to a Power of Attorney filed herewith.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase